Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Thousands of $	Patents and Software licenses	Internally developed intangible assets	Externally acquired Intellectual property and Tradenames	Customers	TOTAL
Gross value at January 1, 2024	5,134	13,032	41,375	8,007	67,548
Additions		1,164			1,164
Gross value at December 31, 2024	5,134	14,196	41,375	8,007	68,712
Accumulated amortization and impairment At January 1, 2024	(5,134)	(9,060)	(7,272)	(1,745)	(23,211)
Additions		(753)	(2,920)	(1,232)	(4,905)
Currency translation adjustments			(4)		(4)
Accumulated amortization and impairment at December 31, 2024	(5,134)	(9,813)	(10,196)	(2,977)	(28,120)
Net value at December 31, 2024	-	4,383	31,179	5,030	40,592

Gross value at January 1, 2025	5,134	14,196	41,375	8,007	68,712
Business combination			2,970	1,210	4,180
Impairment		(160)			(160)
Gross value at December 31, 2025	5,134	14,036	44,345	9,217	72,732
Accumulated amortization and impairment At January 1, 2025	(5,134)	(9,813)	(10,196)	(2,977)	(28,120)
Additions	-	(1,091)	(2,815)	(1,286)	(5,192)
Currency translation adjustments	-	-	4		4
Accumulated amortization and impairment at December 31, 2025	(5,134)	(10,904)	(13,007)	(4,263)	(33,308)
Net value at December 31, 2025	-	3,132	31,338	4,954	39,424